Note 11 - Share-based Payments - Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Statement Line Items [Line Items]
Balance, number of options	6,642,000	6,804,000	3,999,000
Balance, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.19	$ 0.21
Balance, weighted average remaining contract life (Year)	1 year 29 days	1 year 189 days	2 years 94 days	2 years 281 days
Granted, number of options	450,000	1,050,000	2,920,000
Granted, weighted average exercise price (in CAD per share)	$ 0.05	$ 0.08	$ 0.07
Granted, weighted average remaining contract life (Year)	2 years 36 days	2 years 51 days	2 years 324 days
Expired, number of options	(2,730,000)		(25,000)
Expired, weighted average exercise price (in CAD per share)	$ 0.20		$ 0.23
Forfeited, number of options	(122,000)	(1,212,000)	(90,000)
Forfeited, weighted average exercise price (in CAD per share)	$ 0.18	$ 0.21	$ 0.23
Forfeited, weighted average remaining contract life (in shares) | shares		1.18
Balance, number of options	4,240,000	6,642,000	6,804,000	3,999,000
Balance, weighted average exercise price (in CAD per share)	$ 0.07	$ 0.13	$ 0.19	$ 0.21
Options exercisable, number of options	4,127,500	6,504,500	4,566,000
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.07	$ 0.13	$ 0.19